FAIR VALUE MEASUREMENTS, Subsequent Measurement (FY) (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 17, 2020
Class of Warrant or Right [Line Items]
Warrant liability	$ 18,462,000	$ 23,530,000	$ 16,109,000	$ 16,290,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant liability		23,530,000
Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Warrant liability		$ 23,530,000